Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss on settlement of debt	$ 0	$ (29,582)	$ 0	$ (303,100)	$ 209,009	$ 23,324
Provision for income taxes					0	0
Reconciliation of income taxes [Member]
Computed tax benefit at federal statutory rate					(554,289)	(100,605)
Permanent items					1,778	11,913
Stock-based compensation					58,284	1,050
Incentive stock options					0	0
Conversion feature derivative liability					24,394	(37,852)
Interest expense, derivative liability					34,505	36,428
Uncertain tax positions					0	0
Impact of difference related to foreign earnings					0	1,469
Loss on settlement of debt					0	0
Change in fair value of derivative liability					223,699	(42,748)
Valuation allowance					211,629	130,345
Provision for income taxes					$ 0	$ 0